ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11. ACQUIRED INTANGIBLE ASSETS, NET

        Acquired intangible assets, net consist of the following:

	December 31,
	2012				2013
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(58,651)	—	—	58,651	(58,651)	—	—
Favorable lease	2,459,884	(1,668,799)	53,726	844,811	2,459,884	(2,431,861)	66,480	94,503

Total intangible assets with definite lives	2,518,535	(1,727,450)	53,726	844,811	2,518,535	(2,490,512)	66,480	94,503
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328,956	—	15,714	2,344,670	2,328,956	—	28,342	2,357,298

Total	4,847,491	(1,727,450)	69,440	3,189,481	4,847,491	(2,490,512)	94,822	2,451,801

        The amortization expenses for the years ended December 31, 2011, 2012 and 2013 were $679,122, $814,945 and $763,062, respectively. The Group expects to record amortization expenses of $94,503, nil, nil, nil and nil for the years ending December 31, 2014, 2015, 2016, 2017 and 2018, respectively. The Group has had no impairment losses recorded on acquired intangible assets.